Consolidated statements of comprehensive income - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated statements of comprehensive income [Abstract]
Net profit (loss) for the year	$ 1,329,579	$ (506,564)	$ (1,018,870)
Items that will not be subsequently reclassified to profit or loss
Decrease of non-controlling interest	0	0	(673)
Actuarial gains, net	319	24,863	4,887
Revaluation surplus (Note 28)	941,957	424,634	1,157,690
Income tax on other comprehensive income	(282,683)	(134,849)	(348,773)
Total of other comprehensive income for the year	659,593	314,648	813,131
Comprehensive income (loss) for the year	1,989,172	(191,916)	(205,739)
Attributable to:
Non-controlling interest	1,989	1,480	(2,923)
Controlling interest	$ 1,987,183	$ (193,396)	$ (202,816)